BASIS OF PRESENTATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 Subsidiary	Dec. 31, 2011
Concentration Risk [Line Items]
Net loss	$ (2,102)	$ (237)	$ (3,866)	$ (5,168)
Foreign currency translation adjustment			22
Comprehensive loss	$ (2,105)		$ (3,844)	$ (5,168)
Tax benefits recognized provided percentage of likelihood of realization is greater than			50.00%
Number of subsidiaries			2
Customer Concentration Risk
Concentration Risk [Line Items]
Number of customers			2
Supplier Concentration Risk
Concentration Risk [Line Items]
Number of vendors			4
Revenues | Customer Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers	11.00%	40.00%		26.00%
Number of customers	1	3
Revenues | Customer Concentration Risk | Customer One
Concentration Risk [Line Items]
Total percent of revenues from various customers			12.50%
Revenues | Customer Concentration Risk | Customer Two
Concentration Risk [Line Items]
Total percent of revenues from various customers			6.90%
Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers	11.00%
Number of customers	1
Accounts Receivable | Customer Concentration Risk | Customer One
Concentration Risk [Line Items]
Total percent of revenues from various customers			14.00%	14.00%
Accounts Receivable | Customer Concentration Risk | Customer Two
Concentration Risk [Line Items]
Total percent of revenues from various customers			10.00%	10.00%
Cost of Goods | Individual Supplier
Concentration Risk [Line Items]
Total percent of revenues from various customers			28.00%	27.00%
Cost of Goods | Supplier Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers			71.00%	76.00%
Accounts Payable | Supplier Concentration Risk
Concentration Risk [Line Items]
Total percent of revenues from various customers			67.00%	74.00%